Inventory, net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Raw materials	$ 63,830	$ 129,970
Finished goods and merchandise goods	1,630,419	1,386,313
Inventory	$ 1,694,249	$ 1,516,283